ACCOUNTS RECEIVABLE	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
Details of accounts receivable are as follows:

	2021	2020
Current trade receivables	$180.3	$215.1
Past due trade receivables
1-30 days	48.2	95.7
31-60 days	22.7	27.8
61-90 days	11.8	34.1
Greater than 90 days	139.5	105.3
Total trade receivables	$402.5	$478.0
Investment in finance leases (Note 17)	13.6	16.8
Receivables from related parties (Note 35)	29.4	45.8
Other receivables	107.5	53.0
Credit loss allowances	(34.4)	(27.5)
Total accounts receivable	$518.6	$566.1

Changes in credit loss allowances are as follows:

	2021	2020
Credit loss allowances, beginning of year	$(27.5)	$(22.0)
Additions	(15.7)	(7.4)
Amounts charged off	6.3	0.8
Unused amounts reversed	0.4	1.8
Foreign currency exchange differences	2.1	(0.7)
Credit loss allowances, end of year	$(34.4)	$(27.5)